Goodwill and Intangible Assets - Estimated amortization expense (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Estimated amortization expense
2018 (remainder for the year)	$ 23,012
2019	41,232
2020	36,558
2021	31,091
2022	27,161
2023 and thereafter	132,712
Net	$ 291,766	$ 294,997
Predecessor
Estimated amortization expense
2018		44,266
2019		40,232
2020		35,621
2021		29,536
2022		26,645
2023 and thereafter		118,697
Net		$ 294,997	$ 227,198